LEASES (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating cash flows from operating leases	$ 2,226	$ 2,158
Right-of-use assets obtained in exchange for lease obligations (non-cash)	$ 399	$ 1,756	$ 648